SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2021	Oct. 18, 2021	Sep. 29, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Convenience translation into U.S. Dollars					(USD 1 = NIS 3.110)
Additional extended license term	10 years	5 years	4 years
Effect of the change in accounting estimate on amortization				₪ 15	₪ 60	₪ 60
Expected to reduced in accounting estimate on amortization					₪ 8	₪ 2
Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term					6 years
Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term					10 years
Vehicles [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					1 year
Vehicles [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					3 years
Cell sites [member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					2 years
Cell sites [member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					10 years
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets					5 to 10 years
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets					3 to 10 years, mainly 3 years
Costs to obtain contracts with customers [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets					mainly over 2-3 years
Buildings [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					2 years
Buildings [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period					15 years